Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

					Shares		Fair Value
0.16%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.01%*				131,942		$131,942
117.06%	PURCHASED OPTIONS

		Number
		of		Notional	Exercise	Expiration
	Description	Contracts		Amount	Price	Date	Value
117.06%	CALL OPTIONS

	SPDR S&P 500 ETF Trust		159	$6,972,309	$337.23	08/18/21 $	1,610,829
	SPDR S&P 500 ETF Trust		159	6,972,309	338.82	09/15/21	1,594,770
	SPDR S&P 500 ETF Trust		159	6,972,309	342.73	10/20/21	1,527,036
	SPDR S&P 500 ETF Trust		856	37,536,456	0.01	11/17/21	37,420,779
	SPDR S&P 500 ETF Trust		159	6,972,309	356.28	11/17/21	1,339,416
	SPDR S&P 500 ETF Trust		947	41,526,897	0.01	12/15/21	41,398,905
	SPDR S&P 500 ETF Trust		159	6,972,309	370.17	12/15/21	1,155,771
	SPDR S&P 500 ETF Trust		159	6,972,309	383.89	01/19/22	980,553
	SPDR S&P 500 ETF Trust		159	6,972,309	392.39	02/16/22	883,881
	SPDR S&P 500 ETF Trust		159	6,972,309	397.26	03/16/22	849,696
	SPDR S&P 500 ETF Trust		159	6,972,309	416.07	04/20/22	634,410
	SPDR S&P 500 ETF Trust		159	6,972,309	410.86	05/18/22	723,291
	SPDR S&P 500 ETF Trust		159	6,972,309	422.11	06/15/22	619,941
	SPDR S&P 500 ETF Trust		159	6,972,309	434.55	07/20/22	506,733
	SPDR S&P 500 ETF Trust		105	4,604,355	0.01	01/18/23	4,503,240

	TOTAL CALL OPTIONS PURCHASED						95,749,251
117.06%
	TOTAL PURCHASED OPTIONS						95,749,251
117.22%
	TOTAL INVESTMENTS						95,881,193
(17.22%)	Liabilities, in excess of other assets						(14,084,981)
100.00%	NET ASSETS						$81,796,212

* Effective 7 day yield as of July 31, 2021

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

SCHEDULE OF OPTIONS WRITTEN

July 31, 2021 (unaudited)

(17.35%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(17.35%) CALL OPTIONS

SPDR S&P 500 ETF Trust	318	$(13,944,618)	$369.27	08/18/21 $	(2,210,418.00)
SPDR S&P 500 ETF Trust	318	(13,944,618)	373.38	09/15/21	(2,110,566)
SPDR S&P 500 ETF Trust	318	(13,944,618)	377.54	10/20/21	(2,001,810)
SPDR S&P 500 ETF Trust	318	(13,944,618)	390.18	11/17/21	(1,693,350)
SPDR S&P 500 ETF Trust	318	(13,944,618)	404.99	12/15/21	(1,350,864)
SPDR S&P 500 ETF Trust	318	(13,944,618)	419.47	01/18/22	(1,037,634)
SPDR S&P 500 ETF Trust	318	(13,944,618)	432.24	02/15/22	(799,452)
SPDR S&P 500 ETF Trust	318	(13,944,618)	436.01	03/15/22	(788,958)
SPDR S&P 500 ETF Trust	318	(13,944,618)	453.05	04/20/22	(522,792)
SPDR S&P 500 ETF Trust	318	(13,944,618)	448.16	05/18/22	(663,030)
SPDR S&P 500 ETF Trust	318	(13,944,618)	455.84	06/15/22	(585,120)
SPDR S&P 500 ETF Trust	318	(13,944,618)	469.70	07/20/22	(425,802)
TOTAL CALL OPTIONS WRITTEN					(14,189,796)
(17.35%) TOTAL OPTIONS WRITTEN
					$(14,189,796)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
MONEY MARKET FUNDS	$131,942	$-	$-	$131,942
PURCHASED OPTIONS	-	95,749,251	-	95,749,251
TOTAL INVESTMENTS	$131,942	$95,749,251	$-	$95,881,193

OPTIONS WRITTEN	$-	$(14,189,796)	$-	$(14,189,796)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $57,508,322 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$31,866,625
		Gross unrealized depreciation		(7,683,550)
		Net unrealized appreciation		$24,183,075